FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings from banks and others	$ 22,218,460	$ 30,309,358
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Overnight funds	24,539	10,049
Interbank funds purchased	671,542	271,843
Commitments to transfer open and closed repo operations	3,746,752	2,221,471
Commitments to transfer simultaneous operations	9,158,585	4,106,145
Commitments originated in short positions simultaneous operations	1,093,314	784,651
Total interbank funds	14,694,732	7,394,159
Borrowings	3,605,693	3,986,088
Lease contracts	1,793,568	1,566,279
Overdrafts in bank checking account	13	52
Other financial obligations	237,129	237,993
Total borrowings from banks and others	5,636,403	5,790,412
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Overnight funds	14,241	7,199
Interbank funds purchased		450,762
Commitments to transfer open and closed repo operations	372,947	1,162,612
Commitments to transfer simultaneous operations		73,189
Total interbank funds	387,188	1,693,762
Borrowings	12,077,906	18,699,150
Lease contracts	998,180	769,665
Letters of credit	1,026,404	1,256,283
Bankers Acceptances	2,479,567	3,793,848
Total borrowings from banks and others	16,582,057	24,518,946
Total interbank borrowings, overnight funds and borrowings from banks and others	$ 37,300,380	$ 39,397,279